PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8 .5%
54,892  Vanguard FTSE
Developed Markets
ETF
$ 2,399,878
6 .6
12,329  Vanguard Long-Term
Treasury ETF
684,383
1 .9
Total Exchange-Traded
Funds
(Cost $2,938,025)
3,084,261
8 .5
MUTUAL FUNDS : 91 .5%
Affiliated Investment Companies : 91 .5%
113,770
(1)
Voya High Yield Bond
Fund - Class R6
752,019
2 .1
308,447
(1)
Voya Intermediate
Bond Fund - Class R6
2,560,108
7 .1
294,078
(1)
Voya Large Cap Value
Portfolio - Class R6
1,558,615
4 .3
202,361
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,807,086
5 .0
270,337
(1)
Voya Multi-Manager
International Equity
Fund - Class I
2,465,475
6 .8
335,660
(1)
Voya Multi-Manager
International Factors
Fund - Class I
2,883,318
8 .0
103,657
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
897,666
2 .5
26,000
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,450,252
4 .0
15,519
(1)(2)
Voya Small Cap
Growth Fund - Class
R6
550,143
1 .5
68,964
(1)
Voya Small Company
Fund - Class R6
917,915
2 .5
638,256
(1)
Voya U.S. Stock Index
Portfolio - Class I
10,320,601
28 .4
120,667  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,065,488
2 .9
59,308  VY
®
Invesco Comstock
Portfolio - Class I
1,125,064
3 .1
112,641  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,772,090
7 .6
95,816  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
887,258
2 .4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
15,700  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,186,642
3 .3
33,199,740
91 .5
Total Mutual Funds
(Cost $34,165,073)
33,199,740
91 .5
Total Long-Term
Investments
(Cost $37,103,098)
36,284,001
100 .0
Total Investments in
Securities
(Cost $37,103,098) $ 36,284,001 100 .0
Assets in Excess of
Other Liabilities 7,191 0.0
Net Assets $ 36,291,192 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,084,261 $ — $ — $ 3,084,261
Mutual Funds 33,199,740 — — 33,199,740
Total Investments, at fair value $ 36,284,001 $ — $ — $ 36,284,001
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ — $ 989,153 $ (233,546) $ (3,588) $ 752,019 $ 29,709 $ 1,907 $ —
Voya Intermediate Bond Fund -
Class R6
2,818,964 2,396,613 (2,824,292) 168,823 2,560,108 63,456 (240,595) —
Voya Large Cap Value Portfolio -
Class R6
1,473,066 550,657 (1,227,175) 762,067 1,558,615 — (738,926) 19,334
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,029,064 821,774 (1,671,292) 627,540 1,807,086 — (557,571) —
Voya Multi-Manager International
Equity Fund - Class I
2,836,196 835,989 (1,672,768) 466,058 2,465,475 — (362,992) —
Voya Multi-Manager International
Factors Fund - Class I
3,251,789 882,323 (1,742,855) 492,061 2,883,318 — (280,454) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
781,522 413,816 (379,695) 82,023 897,666 — (84,812) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 2,408,580 (1,104,647) 146,319 1,450,252 8,148 119,334 76,390
Voya Small Cap Growth Fund -
Class R6
589,853 175,013 (259,280) 44,557 550,143 — 5,247 —
Voya Small Company Fund - Class
R6
998,859 316,961 (454,633) 56,728 917,915 — (6,362) —
Voya U.S. Stock Index Portfolio -
Class I
11,278,427 3,750,474 (5,957,046) 1,248,746 10,320,601 5,860 (877,410) 1,044,065
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
792,722 761,849 (479,517) (9,566) 1,065,488 25,463 (66,817) —
VY
®
Invesco Comstock Portfolio -
Class I
1,377,858 382,144 (524,925) (110,013) 1,125,064 2,482 2,888 149,628
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,968,045 776,318 (1,078,223) 105,950 2,772,090 2,580 (115,346) 280,310
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
775,926 376,021 (551,246) 286,557 887,258 20 (218,607) 1,349
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,635,174 364,426 (1,865,673) 1,052,715 1,186,642 — (660,560) 19,735
$ 33,607,465 $ 16,202,111 $ (22,026,813) $ 5,416,977 $ 33,199,740 $ 137,718 $ (4,081,076) $ 1,590,811
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2040 Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 558,265
Gross Unrealized Depreciation (1,377,362)
Net Unrealized Depreciation $ (819,097)